Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	$ 279.4	$ 301.2
Evaluated for Inherent Impairment	28,784.5	27,830.8
Total Loans and Leases	29,063.9	28,132.0
Specifically Evaluated for Impairment	32.8	51.7
Evaluated for Inherent Impairment	262.0	267.9
Allowance assigned to loans and leases	294.8	319.6	309.2
Allowance assigned to unfunded commitments and standby letters of credit	34.1	37.7	31.4
Total Allowance for Credit Losses	328.9	357.3	340.6	251.1
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	121.2	180.5
Evaluated for Inherent Impairment	12,233.1	11,432.9
Total Loans and Leases	12,354.3	11,613.4
Specifically Evaluated for Impairment	22.9	49.3
Evaluated for Inherent Impairment	155.7	171.4
Allowance assigned to loans and leases	178.6	220.7	222.9
Allowance assigned to unfunded commitments and standby letters of credit	32.4	36.0	29.3
Total Allowance for Credit Losses	211.0	256.7	252.2	185.6
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	158.2	120.7
Evaluated for Inherent Impairment	16,551.4	16,397.9
Total Loans and Leases	16,709.6	16,518.6
Specifically Evaluated for Impairment	9.9	2.4
Evaluated for Inherent Impairment	106.3	96.5
Allowance assigned to loans and leases	116.2	98.9	86.3
Allowance assigned to unfunded commitments and standby letters of credit	1.7	1.7	2.1
Total Allowance for Credit Losses	$ 117.9	$ 100.6	$ 88.4	$ 65.5